Inventories - Components of Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Net [Abstract]
Raw materials and manufacturing supplies	$ 9.7	$ 7.6	$ 8.0
Work in process	11.3	10.8	9.6
Finished goods	6.5	5.7	4.6
Total	$ 27.5	$ 24.1	$ 22.2